Liability for Pension and Other Retirement Benefits (Details 10) (Other Postretirement Benefit Plans, Defined Benefit [Member]) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Net periodic postretirement benefit cost
Service cost - Benefit earned during the year	$ 2,735	¥ 227,000	¥ 231,000	¥ 311,000
Interest cost on projected benefit obligation	5,446	452,000	528,000	575,000
Expected return on plan assets	(3,639)	(302,000)	(324,000)	(400,000)
Amortization of actuarial loss	2,362	196,000	250,000	201,000
Amortization of prior service cost	783	65,000	70,000	128,000
Curtailment and settlement loss gain	0	0	(116,000)
Net periodic cost	$ 7,687	¥ 638,000	¥ 639,000	¥ 815,000